Long-term investment (Details) - USD ($)		12 Months Ended
	Sep. 02, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Jan. 31, 2021	Jul. 23, 2020
Long Term Investment [Line Items]
Long-term investment		$ 4,197	$ 5,904,000
Disposal Group, Disposed of by Sale, Not Discontinued Operations | Shanghai Juyi Information Technology Co., Ltd.
Long Term Investment [Line Items]
Percentage of exchange equity interests	90.00%
Net deficiency		41,373
Anze
Long Term Investment [Line Items]
Long-term investment		$ 7,354,000			$ 1,450,000
Equity method investment, ownership percentage		14.60%
Impairment loss on investment		$ 7,267,596	$ 0	$ 0
Shanghai Juyi Information Technology Co., Ltd.
Long Term Investment [Line Items]
Equity method investment, ownership percentage	10.00%
Long term investments		$ 4,197
Shanghai Juyi Information Technology Co., Ltd. | Disposal Group, Disposed of by Sale, Not Discontinued Operations
Long Term Investment [Line Items]
Percentage of exchange equity interests		90.00%
Maximum | Anze
Long Term Investment [Line Items]
Payment committed						$ 30,000,000
Maximum | Equity Interest | Anze
Long Term Investment [Line Items]
Payment committed						15,000,000
Maximum | Zero Coupon Convertible Notes | Anze
Long Term Investment [Line Items]
Payment committed						$ 15,000,000